INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)			6 Months Ended
	Dec. 31, 2025	Oct. 24, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 69,000,000			$ 68,310,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of share to sponsor, shares				203,100
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued		6,000,000
Share price		$ 10.00
Gross proceeds		$ 60,000,000
Issuance of share to sponsor, shares		6,000,000
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share price		$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued			900,000	900,000
Share price	$ 10.00			$ 10.00
Issuance of share to sponsor, shares		900,000